Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2025 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2025 Fund
Bar Chart Table:
Annual Return 2018	(5.26%)
Annual Return 2019	19.81%
Annual Return 2020	14.83%
Annual Return 2021	10.27%
Annual Return 2022	(16.85%)